Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending unrecognized tax benefits
Unrecognized Tax Benefits, Balance at January 1	$ 1,081	$ 882	$ 381
Additions based on tax positions related to the current year	9	268	612
Additions for tax positions of prior years	120	43	109
Reductions for tax positions of prior years	(22)	(73)	(129)
Settlements	(9)	(35)	(5)
Lapse of statute	(2)	(4)	(86)
Unrecognized Tax Benefits, Balance at December 31	$ 1,177	$ 1,081	$ 882